Income Taxes	12 Months Ended
Dec. 31, 2015
Income Taxes

Note 7 – Income Taxes

The provision for income taxes consisted of the following:

	For the years ended
(dollars in thousands)	December 31, 2015	December 31, 2014	December 31, 2013
Current tax provision:
Federal	$60,837	$39,576	$40,127
State	7,164	8,947	4,060

Total current provision	68,001	48,523	44,187

Deferred tax provision:
Federal	(9,855)	16,037	(520)
State	(2,216)	(1,202)	290

Total deferred (benefit) provision	(12,071)	14,835	(230)

Total provision	$55,930	$63,358	$43,957

Components of income (loss) before income taxes are as follows:

	For the years ended
	December 31, 2015	December 31, 2014	December 31, 2013
United States	$147,427	$165,289	$122,193
Foreign	(2,109)	—	—

Total income before income taxes	$145,318	$165,289	$122,193

A reconciliation of the federal statutory rate to our effective rate is as follows:

	For the years ended
	December 31, 2015	December 31, 2014	December 31, 2013
Federal statutory income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal income tax benefit	2.5	2.1	2.2
Non-deductible expenses	2.0	0.3	0.3
Domestic manufacturing deduction	(1.3)	—	—
Unrecognized tax benefits	0.8	1.3	(1.0)
Valuation allowance	0.5	—	—
Other	(1.0)	(0.4)	(0.5)

Total	38.5%	38.3%	36.0%

The Company and its subsidiaries file income tax returns in the United States and various state and local, and foreign jurisdictions.

In the normal course of business, the Company is subject to examination by taxing authorities and as of December 31, 2015, the Company’s 2011 income tax return was being audited by the Internal Revenue Service (“IRS”). There are also various state tax examinations in progress primarily attributable to state nexus matters relating to prior year amended tax returns which have been considered in the Company’s position for uncertain tax benefits. In general, tax years 2011 through 2015 are subject to an examination for U.S. Federal and tax years 2010 through 2015 for some state and local taxing jurisdictions.

As of December 31, 2015, 2014, and 2013 the liability for income taxes associated with uncertain tax positions was $8.7 million, $6.9 million, and $3.9 million, respectively, which if recognized, would affect our effective tax rate. The following is a reconciliation of the beginning and ending amount of unrecognized tax benefits (which excludes federal benefits of state taxes, interest, and penalties):

(dollars in thousands)
Balance at December 31, 2012	$—
Increases in uncertain tax benefits as a result of tax positions taken in a prior year	2,924
Increases in uncertain tax benefits as a result of tax positions taken in the current year	1,959

Balance at December 31, 2013	4,883
Increases in uncertain tax benefits as a result of tax positions taken in a prior year	206
Increases in uncertain tax benefits as a result of tax positions taken in the current year	2,429

Balance at December 31, 2014	7,518
Increases in uncertain tax benefits as a result of tax positions taken in the current year	1,845
Decreases in uncertain tax benefits from a lapse of applicable statute of limitations	(156)

Balance at December 31, 2015	$9,207

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of income tax expense. For the years ended December 31, 2015 and 2014, the Company recorded approximately $0.2 million and $0.3 million, respectively, of both interest and penalties related to its unrecognized tax benefits.

Based upon the expiration of statutes of limitations and possible settlements in several jurisdictions, we believe it is reasonably possible that the total amount of previously unrecognized tax benefits may decrease by approximately $0.6 million within twelve months after the year ended December 31, 2015.

Components of deferred tax assets and liabilities were as follows:

(dollars in thousands)	December 31, 2015	December 31, 2014
Deferred tax assets:
Inventories	$1,228	$1,869
Accrued liabilities	12,491	307
Transaction costs	—	1,085
Stock-based compensation	1,378	1,024
Capitalized debt	237	301
Long-term incentive plan	834	746
Research and development	—	41
State net operating loss carryforwards	2,152	2,072
Foreign net operating loss carryforwards	254	—
State tax credits	1,826	325
Federal benefit related to uncertain tax positions	2,697	—
Other	518	322

Deferred tax assets, gross	23,615	8,092

Valuation allowance	(782)	—

Total deferred tax assets, net	22,833	8,092

Deferred tax liabilities:
Property, plant, and equipment	(20,441)	(18,176)
Prepaids	(696)	—
Bond premiums	(1,057)	(1,348)

Total deferred tax liabilities	(22,194)	(19,524)

Net deferred tax assets (liabilities)	$639	$(11,432)

Our state net operating loss carryforwards (“NOLs”) will begin to expire in 2032. The majority of the NOLs relate to our Heartland operations.

As disclosed in “Recently Issued Accounting Pronouncements,” the Company elected to early adopt ASU 2015-17, “Balance Sheet Classification of Deferred Taxes,” as of the fourth quarter of fiscal 2015, utilizing retrospective application as permitted. Accordingly, deferred tax assets in the amount of $5.7 million, which were formerly classified as current assets at December 31, 2014, have been reclassified as $1.7 million in non-current deferred tax assets, and $4.0 million in non-current deferred tax liabilities in our consolidated balance sheet.

As of December 31, 2015, the Company had a valuation allowance of $0.8 million to reduce our deferred tax assets to an amount more likely than not to be realized. This valuation allowance relates to state tax credits and foreign net operating losses. In evaluating the Company’s ability to realize its deferred tax assets, management considers whether it is more likely than not that some or all of the deferred tax assets will not be realized. Management also considers the projected reversal of deferred tax liabilities and projected future taxable income in making this assessment. Based upon this assessment, management believes it is more likely than not that the Company will realize the benefits of these deductible differences, net of valuation allowance. There was no valuation allowance recorded as of December 31, 2014.

The Company has not provided deferred taxes on undistributed earnings from its foreign subsidiaries, as the Company anticipates that these earnings will be reinvested indefinitely. The Company does not currently plan to initiate any action that would result in these earnings being repatriated to fund its U.S. operations.